Events Occurring After the Reporting Year (Details) - USD ($)	Sep. 10, 2026	Jul. 24, 2026
Share Purchase Plan [Member]
Events occurring after the reporting year [line items]
Institutional offer	$ 3
Events After Reporting Period [Member]
Events occurring after the reporting year [line items]
Institutional offer		$ 12,500,000
Issue of ordinary shares (in Shares)		448,839,531
Issue of ordinary shares par value		$ 0.015
Events After Reporting Period [Member] | ADS [Member]
Events occurring after the reporting year [line items]
Underlying ordinary shares		384,493,800
Underlying ordinary shares price per share		$ 3.16
Events After Reporting Period [Member] | Share Purchase Plan [Member]
Events occurring after the reporting year [line items]
Institutional offer		$ 6,000,000